SECURE PATH® NY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA QNY

Supplement Dated January 8, 2018

to the

Prospectus dated May 1, 2010

Effective on or about February 1, 2018, the following subaccount and portfolio name changes will occur.

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD PORTFOLIO NAME	NEW PORTFOLIO NAME
TA Asset Allocation – Conservative	TA JPMorgan Asset Allocation – Conservative	Transamerica Asset Allocation – Conservative VP	Transamerica JPMorgan Asset Allocation – Conservative VP
TA Asset Allocation – Moderate	TA JPMorgan Asset Allocation – Moderate	Transamerica Asset Allocation – Moderate VP	Transamerica JPMorgan Asset Allocation – Moderate VP
TA Asset Allocation – Moderate Growth	TA JPMorgan Asset Allocation – Moderate Growth	Transamerica Asset Allocation – Moderate Growth VP	Transamerica JPMorgan Asset Allocation – Moderate Growth VP

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Secure Path® NY dated May 1, 2010